Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 287,611	$ 299,837	$ 25,000
Prepaid expenses	317,162	680,813
Deferred offering costs associated with Initial Public Offering			61,814
Total current assets	604,773	980,650	86,814
Prepaid expenses –non-current portion		125,763
Cash and marketable securities held in trust account	332,011,036	330,082,791
Total assets	332,615,809	331,189,204	86,814
Current liabilities:
Accounts payable and accrued expenses	7,092,485	3,313,965	35,000
Promissory note – related party	1,225,000		30,000
Total current liabilities	8,317,485	3,313,965	65,000
Warrant Liabilities	1,480,000	9,024,880
Deferred underwriters' discount	10,657,500	10,657,500
Total liabilities	9,797,485	22,996,345	65,000
Commitments and Contingencies
Class A Ordinary Shares	332,011,036	330,000,000
Shareholders' Deficit:
Preference shares
Additional paid-in capital	10,363,353		24,137
Accumulated deficit	(19,556,890)	(21,807,966)	(3,186)
Total Shareholders' Deficit	(9,192,712)	(21,807,141)	21,814
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	332,615,809	331,189,204	86,814
Common Class A [Member]
Shareholders' Deficit:
Common stock value
Common Class B [Member]
Shareholders' Deficit:
Common stock value	$ 825	$ 825	$ 863